MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.5%
Communication Services - 5.0%
Integrated Telecommunication Services - 5.0%
AT&T, Inc.	54,563	$1,129,454
Verizon Communications, Inc.	22,330	945,452
Total Communication Services		2,074,906

Consumer Discretionary - 4.0%
Restaurants - 4.0%
McDonald's Corp.	3,699	999,877
Starbucks Corp.	6,364	650,337
Total Consumer Discretionary		1,650,214

Consumer Staples - 7.6%
Soft Drinks & Non-alcoholic Beverages - 5.1%
Coca-Cola Co.	15,003	1,219,294
PepsiCo, Inc.	6,526	883,620
		2,102,914
Tobacco - 2.5%
Philip Morris International, Inc.	5,737	1,037,881
Total Consumer Staples		3,140,795

Energy - 12.4%
Integrated Oil & Gas - 6.7%
Chevron Corp.	7,166	1,187,836
Exxon Mobil Corp.	11,480	1,569,546
		2,757,382
Oil & Gas Storage & Transportation - 5.7%
ONEOK, Inc.	13,017	1,131,698
Pembina Pipeline Corp.	27,009	1,249,166
		2,380,864
Total Energy		5,138,246

Financials - 14.0%
Diversified Banks - 7.8%
Citigroup, Inc.	14,998	2,099,120
Wells Fargo & Co.	13,545	1,119,359
		3,218,479
Diversified Financial Services - 2.3%
Voya Financial, Inc.	10,800	977,724

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 2.3%
CME Group, Inc.	4,306	$950,894

Life & Health Insurance - 1.6%
Prudential Financial, Inc.	6,245	674,023
Total Financials		5,821,120

Health Care - 7.8%
Health Care Equipment - 2.1%
Medtronic PLC	11,277	882,200

Pharmaceuticals - 5.7%
Johnson & Johnson	5,362	1,361,787
Merck & Co., Inc.	7,784	1,000,244
		2,362,031
Total Health Care		3,244,231

Industrials - 13.7%
Aerospace & Defense - 5.5%
General Dynamics Corp.	3,314	1,173,951
Lockheed Martin Corp.	2,199	1,120,303
		2,294,254
Air Freight & Logistics - 2.3%
United Parcel Service, Inc. - Class B	8,877	954,277

Construction Machinery & Heavy Transportation Equipment - 3.7%
Cummins, Inc.	2,175	1,551,232

Rail Transportation - 2.2%
Union Pacific Corp.	3,288	894,336
Total Industrials		5,694,099

Information Technology - 8.8%
Communications Equipment - 3.8%
Cisco Systems, Inc.	13,470	1,582,186

IT Consulting & Other Services - 3.3%
International Business Machines Corp.	4,867	1,368,649

Semiconductors - 1.7%
Texas Instruments, Inc.	2,312	689,138
Total Information Technology		3,639,973

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Materials - 2.2%
Diversified Metals & Mining - 2.2%
Rio Tinto PLC - ADR	9,623	$913,512

Utilities - 14.0%
Electric Utilities - 10.7%
Duke Energy Corp.	7,534	953,654
Entergy Corp.	13,745	1,578,750
Eversource Energy	13,451	972,104
Southern Co.	9,562	915,179
		4,419,687
Multi-Utilities - 3.3%
WEC Energy Group, Inc.	11,652	1,360,604
Total Utilities		5,780,291
TOTAL COMMON STOCKS (Cost $31,609,696)		37,097,387

EXCHANGE TRADED FUNDS - 3.0%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	13,171	1,206,990
TOTAL EXCHANGE TRADED FUNDS (Cost $1,207,141)		1,206,990

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Telecom Tower REITs - 1.7%
Crown Castle, Inc.	9,305	704,668
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $956,218)		704,668

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.7%
First American Government Obligations Fund - Class X, 3.57% (a)	2,375,157	2,375,157
TOTAL MONEY MARKET FUNDS (Cost $2,375,157)		2,375,157

TOTAL INVESTMENTS - 99.9% (Cost $36,148,212)		$41,384,202
Other Assets in Excess of Liabilities - 0.1%		61,558
TOTAL NET ASSETS - 100.0%		$41,445,760

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MORGAN DEMPSEY LARGE CAP VALUE ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Morgan Dempsey Large Cap Value ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$37,097,387	$—	$—	$37,097,387
Exchange Traded Funds	1,206,990	—	—	1,206,990
Real Estate Investment Trusts	704,668	—	—	704,668
Money Market Funds	2,375,157	—	—	2,375,157
Total Investments	$41,384,202	$—	$—	$41,384,202

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.